Staff costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Staff costs
13	Staff costs

	2018	2017	2016
	RMB million	RMB million	RMB million
Salaries, wages and welfare	22,445	21,400	18,774
Defined contribution retirement scheme	2,387	2,114	1,886
Other retirement welfare subsidy	197	194	183
Early retirement benefits (Note 46)	1	1	3

	25,030	23,709	20,846

Staff costs relating to flight operation and maintenance are also included in the respective total amounts disclosed separately in Note 7 and Note 8 above.